Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Investments in Associates and Joint Ventures

	Joint ventures £m	Associates £m	2021 Total £m	Joint ventures £m	Associates £m	2020 Total £m
At 1 January	15	349	364	15	299	314

Exchange adjustments	–	(15)	(15)	–	(9)	(9)

Additions	–	1	1	–	4	4

Disposals	–	(278)	(278)	–	–	–

Distributions received	–	(9)	(9)	–	(31)	(31)

Net fair value movements through Other comprehensive income	–	28	28	–	53	53

Impairment of interest in associates	–	(36)	(36)	–	–	–

Profit/(loss) after tax recognised in the consolidated income statement	(3)	36	33	–	33	33
At 31 December	12	76	88	15	349	364

Summary of Balance Sheet Information
Summarised balance sheet information at 31 December 2020, in respect of Innoviva is set out below:

At 31 December 2020 £m
Non-current assets	482

Current assets	251

Current liabilities	(4)

Non-current liabilities	(283)

Net assets	446

The carrying value of the Group’s investment in Innoviva in 2020 is analysed as follows:
2020
£m
Interest in net assets of associate	141

Goodwill	85

Fair value and other adjustments	65

Carrying value at 31 December	291

The investment in Innoviva had a market value of £291 million at 31 December 2020.